UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-23299

OFS CREDIT COMPANY, INC.
(Name of Registrant)

10 S. Wacker Drive
Chicago, IL 60606
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Priority Income Fund, Inc. (the “Company”) to be redeemed:

6.875% Series A Term Preferred Stock Due 2024 (CUSIP: 67111Q 206) (the “Series A Preferred Shares”).

(2)                                 The Company intends for the securities to be called or redeemed no earlier than on the following date (the “Redemption Date”):

December 10, 2021, but no later than December 25, 2021.

Such a voluntary redemption will be contingent upon the Company’s successful completion of a public offering of securities, with net proceeds in an amount, together with other available sources of cash that the Company may allocate to the redemption price in its sole and absolute discretion, sufficient to fully redeem all outstanding shares of the Series A Preferred Shares, and the Company reserves the right to postpone or cancel such voluntary redemption in its sole discretion.

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Preferred Shares are to be redeemed pursuant to Section 5.3(a) of the Company’s Certificate of Designation, dated as of March 20, 2019.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Certificate of Designation, the Company will redeem all 852,660 Series A Preferred Shares on the Redemption Date for a redemption price of $25 per Series A Preferred Share, plus the accrued but unpaid dividends per Series A Preferred Share from December 1, 2021 to, but excluding, the Redemption Date. The dividends on the Series A Preferred Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 10th day of November, 2021.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
	Name:	Bilal Rashid
	Title:	Director, President and Chief Executive Officer